BNY Mellon Municipal Opportunities Fund (Prospectus Summary) | BNY Mellon Municipal Opportunities Fund
BNY Mellon Municipal Opportunities Fund
Investment Objective
The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Municipal Opportunities Fund		Class M	Investor
Investment advisory fees		0.50%	0.50%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.12%	0.12%
Other expenses - Other expenses of the fund	[1]	0.11%	0.12%
Total annual fund operating expenses		0.73%	0.99%
[1]	"Other expenses of the fund" includes interest expense associated with the fund's investment in inverse floaters. Not shown in the table is the additional income generated by these investments, which amounted approximately to the interest expense.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BNY Mellon Municipal Opportunities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class M	75	233	406	906
Investor	101	315	547	1,213

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
119.90% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax
(municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S.
dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.

The fund invests at least 80% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the investment adviser. The fund also may invest in residual interest municipal bonds, known as inverse floaters. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

The fund's portfolio manager seeks to deliver value added excess returns
("alpha") by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.
Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Inverse floating rate securities risk. The interest payment received on inverse floating rate securities generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

o Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Barclays
Municipal Bond Index, a broad measure of U.S. municipal bond performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.
The bar chart shows the performance of the fund's Class M shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter Q3, 2009: 11.23% Worst Quarter Q4, 2010: -3.99% The year-to-date total return of the fund's Class M shares as of 9/30/12 was 9.30%.
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns BNY Mellon Municipal Opportunities Fund	Label	1 Year	Since Inception		Inception Date
Class M	Class M returns before taxes	11.05%	13.91%		Oct. 15, 2008
Class M After Taxes on Distributions	Class M returns after taxes on distributions	10.99%	13.29%		Oct. 15, 2008
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	8.71%	12.26%		Oct. 15, 2008
Investor	Investor returns before taxes	10.77%	13.63%		Oct. 15, 2008
Barclays Municipal Bond Index	Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes	10.70%	8.13%	[1]
[1]	For comparative purposes, the value of the Index on 9/30/08 is used as the beginning value on 10/15/08.